Cash Flow Adjustments and Changes in Working Capital - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	£ 0	£ 0	£ 3,500
Repayment of borrowings	0	(956)	(23,547)
Cash received	228	888	1,784
Grant income	(503)	(670)	(819)
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	0	21	19,764
Proceeds from borrowings	0	0	3,500
Repayment of borrowings	0	(21)	(23,547)
Non-cash foreign exchange	0	0	304
Non-cash other	0	0	0
End of the year	0	0	21
Grant received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the year	331	127	(816)
Cash received	228	888	1,786
Grant income	(503)	(670)	(819)
Non-cash foreign exchange	3	(14)	(24)
Non-cash other	106	0	0
End of the year	£ 165	£ 331	£ 127